Acquisitions and dispositions - Additional Information (Detail) - Misawa Homes Company Limited ¥ in Millions	12 Months Ended
Mar. 31, 2017 JPY (¥) shares
Business Acquisition [Line Items]
Number of shares acquired | shares	11,181,798
Ownership interest percentage	51.00%
Sales of products | ¥	¥ 130,046